Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Commission and fee income		$ 1,823.0	$ 1,618.1	$ 1,342.4
Commission and fee expense		(845.5)	(762.0)	(637.5)
Net commission income/(expense)		977.5	856.1	704.9
Net trading income		851.9	492.4	411.4
Interest income		912.8	765.2	591.8
Interest expense		(760.2)	(538.1)	(470.2)
Net interest income		152.6	227.1	121.6
Net physical commodities income		42.1	19.1	6.7
Revenue		2,024.1	1,594.7	1,244.6
Expenses
Compensation and benefits		(1,234.2)	(971.1)	(770.3)
Depreciation and amortisation		(36.1)	(29.5)	(27.1)
Other expenses		(353.9)	(306.3)	(237.4)
Total expenses		(1,624.2)	(1,306.9)	(1,034.8)
Impairment of goodwill		0.0	0.0	(10.7)
Net recovery of/(provision) for credit losses		0.7	1.7	(7.1)
Bargain purchase gain on acquisitions		3.6	0.0	0.3
Other income		7.4	6.3	3.4
Share of results in associates and joint ventures		0.0	0.0	0.8
Profit before tax from continuing operations		411.6	295.8	196.5
Tax		(103.7)	(77.8)	(55.2)
Profit after tax from continuing operations		307.9	218.0	141.3
Loss after tax from discontinued operations		(0.2)	0.0	0.0
Profit after tax		307.7	218.0	141.3
Attributable to:
Ordinary shareholders of the Group		293.9	204.7	128.0
Non-controlling interest		0.5	0.0	0.0
Other equity holders	[1]	$ 13.3	$ 13.3	$ 13.3
Earnings per share
Basic (in dollars per share)	[2]	$ 4.12	$ 2.96	$ 1.94
Diluted (in dollars per share)	[2]	$ 3.86	$ 2.72	$ 1.82

[1]	1.Other equity holders relate to holders of AT1 securities.
[2]	2.The effect of discontinued operations on basic and diluted earnings per share was not material for the period.